Financial Risk Management - Market Price Fluctuations - Equity and Equity Related Holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Notional amount	$ 6,396.9	$ 4,783.5
Market value	204.3	203.3
Net gains (losses) on investments	1,467.5	(1,203.6)
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	697.8	213.1
Market value	17.8	9.4
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	892.5	1,623.0
Market value	11.8	10.4
Net gains (losses) on investments	(237.9)	(955.2)
Equity index total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	52.6	43.3
Market value	0.4	0.6
Equity price risk
Disclosure of financial assets [line items]
Notional amount	833.8	638.2
Market value	833.8	638.2
Net gains (losses) on investments	233.1	(39.4)
Net equity exposures and financial effects, exposure/notional amount	10,156.5	5,147.3
Net equity exposures and financial effects, pre-tax earnings (loss)	649.1	(1,297.6)
Equity price risk | Investments in associates and subsidiary
Disclosure of financial assets [line items]
Notional amount	3,846.2	1,752.5
Investments in subsidiaries, joint ventures and associates	2,945.3	1,693.0
Net gains (losses) on investments	69.8	0.0
Equity price risk | Common stocks
Disclosure of financial assets [line items]
Notional amount	5,578.1	4,181.4
Common equity instrument, carrying value	5,578.1	4,181.4
Net gains (losses) on investments	707.8	(78.0)
Equity price risk | Preferred stocks – convertible
Disclosure of financial assets [line items]
Notional amount	68.1	9.1
Preferred equity instrument, carrying value	68.1	9.1
Net gains (losses) on investments	(1.6)	(6.6)
Equity price risk | Equity hedges and long equity exposures
Disclosure of financial assets [line items]
Notional amount	11,101.6	6,813.6
Total equity and equity related holdings	9,505.1	6,545.3
Net gains (losses) on investments	1,067.0	(104.7)
Equity price risk | Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	697.8	213.1
Market value	2.2	4.3
Net gains (losses) on investments	19.6	23.3
Equity price risk | Equity warrants and call options
Disclosure of financial assets [line items]
Notional amount	77.6	19.3
Market value	77.6	19.3
Net gains (losses) on investments	38.3	(4.0)
Equity price risk | Equity hedges and short equity exposures
Disclosure of financial assets [line items]
Notional amount	(945.1)	(1,666.3)
Total equity and equity related holdings	0.1	(67.1)
Net gains (losses) on investments	(417.9)	(1,192.9)
Equity price risk | Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	(892.5)	(1,623.0)
Market value	(0.3)	(67.7)
Net gains (losses) on investments	(408.7)	(208.0)
Equity price risk | Equity index total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	(52.6)	(43.3)
Market value	0.4	0.6
Net gains (losses) on investments	(9.2)	(971.8)
Equity price risk | Equity index put options
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Market value	0.0	0.0
Net gains (losses) on investments	$ 0.0	$ (13.1)